Other current liabilities - Schedule of Composition of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
Unpaid salary and salary related expenses	$ 9,866	$ 14,465
Accrued interest	19,860	428
Accrued vacation leave	9,337	6,631
Accrued commercial fees	24,718	0
Accrued royalties	10,933	15,858
Accrued profit sharing	0	12,604
Accrued other expenses	19,511	9,418
Total	94,225	59,404
Termination benefit liability	$ 2,577	$ 0